Average Annual Total Returns - Delaware Diversified Income Fund	Bloomberg US Aggregate Index 1 year	Bloomberg US Aggregate Index 5 years	Bloomberg US Aggregate Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	5.53%	1.10%	1.81%	1.55%	1.13%	1.59%	(0.08%)	(0.20%)	0.21%	0.88%	0.33%	0.62%	4.47%	1.28%	1.29%	6.00%	1.79%	1.80%	6.52%	2.30%	2.31%	6.62%	2.39%	2.10%	May 02, 2016